License agreements (Additional Information) (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 10, 2022	Dec. 31, 2024	Dec. 31, 2023
License Agreement [Line Items]
Common stock, issued		14,856,309	1,407,753
Research And Development Expense		$ 41,364	$ 36,966
Harvard Agreement [Member]
License Agreement [Line Items]
Common stock, issued	227,486
License Agreements Payments Description		(1) annual maintenance fees ranging from the low five digits to the low six digits during the term of the License Agreement (through the first commercial sale of a royalty-bearing product); (2) royalty payments as a percentage in the low single digits of the annual net sales that the Company generates from products that utilize the license technology (“Licensed Products”) and royalty payments as a percentage in the low single digits of the annual net sales that the Company generates from know-how enabled product licenses (“Know-How Enabled Products”) and (3) a percentage between 10-20% of all non-royalty income received by the Company under sublicenses, strategic partnerships and know-how enabled product licenses that utilize the license technology
Stock Issued During Period Value	$ 400
Research And Development Expense		$ 400	200
Amount Due to Related Party		$ 0	$ 0
One-time license fee	$ 170,000